Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Net Loss	$ (1,564,540)	$ (3,692)	$ (1,348,357)	$ (73,828)	$ (63,867)
Other comprehensive loss, net of tax
Unrealized foreign exchange loss from cumulative translation adjustments	(2,222)	(1,082)	(5,813)	762	(3,957)
Total other comprehensive loss			(5,813)	762	(3,957)
Comprehensive Loss	$ (1,566,762)	$ (4,774)	$ (1,354,170)	$ (73,066)	$ (67,824)